DWS Small Mid Cap Growth VIP Investment Strategy - Class A [Member] - DWS Small Mid Cap Growth VIP	Apr. 24, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Main investments. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equity securities of small and mid-sized US companies. The fund defines small companies as those that are similar in market capitalization to those in the Russell 2000® Growth Index. While the market capitalization of the Russell 2000® Growth Index changes throughout the year, as of February 28, 2026, the market capitalization range of the Russell 2000® Growth Index was between $8.79 million and $43.67 billion. Under normal circumstances, the Russell 2000® Growth Index is reconstituted annually every June. The fund defines mid-sized companies as those that are similar in market capitalization to those in the Russell Midcap® Growth Index. While the market capitalization range of the Russell Midcap® Growth Index changes throughout the year, as of February 28, 2026, the market capitalization range of the Russell Midcap® Growth Index was between $1.46 billion and $105.26 billion. Under normal circumstances, the Russell Midcap® Growth Index is reconstituted annually every June. The fund intends to invest primarily in companies whose market capitalizations fall within the normal range of each index at the time of investment. The fund invests primarily in common stocks but may invest in other types of equity securities such as preferred stocks or convertible securities. While the fund invests mainly in US stocks, it could invest up to 20% of net assets in foreign securities, including emerging markets securities. The fund may invest in initial public offerings.Due to regulatory changes, effective June 11, 2026, the fund will replace the 80% investment policy and related disclosures set forth in this prospectus. Specifically, effective June 11, 2026, under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equity securities of small and mid-sized US growth companies. For purposes of the 80% investment policy, “growth companies” and “small and mid-sized companies” are those companies included in the Russell 2500™ Growth Index. While the market capitalization range of the Russell 2500™ Growth Index changes throughout the year, as of February 28, 2026, the market capitalization range of the Russell 2500™ Growth Index was between $8.79 million and $50.28 billion.Management process. In choosing stocks, portfolio management focuses on individual security selection rather than industry selection. Portfolio management uses an active process that combines financial analysis with company visits to evaluate management and strategies.Company research is significant to the investment process. Portfolio management uses a “bottom-up” approach to picking securities, focusing on stocks that it believes have superior growth prospects and above average intermediate to long-term performance potential.Portfolio management emphasizes individual selection of small and mid-sized company stocks across all economic sectors, early in their growth cycles and which portfolio management believes to have the potential to be the blue chips of the future. Portfolio management generally seeks companies it believes have a leading or dominant position in their niche markets, a high rate of return on invested capital and the ability to finance a major part of future growth from internal sources. Portfolio management also looks for estimated above-average growth in revenues and earnings and a balance sheet that portfolio management believes can support this growth potential with sufficient working capital and manageable levels of debt.Portfolio management follows a disciplined selling process that seeks to lessen risk. Portfolio management will normally sell a stock when its price reaches portfolio management's expectations, portfolio management believes there is a material change in the company's fundamentals, other investments offer better opportunities or in an effort to readjust the weighted average market capitalization of the fund.Portfolio management generally considers environmental, social and governance (ESG) factors that it believes to be financially material. Given the nature of small cap companies’ more limited resources, portfolio management typically considers an issuer’s corporate governance, including governance structure and practices, management incentives, and alignment with shareholders’ interests in corporate decision making, to be of particular importance in evaluating the long-term prospects of such issuer, but may consider any other ESG factors that could also present risks or opportunities. Because small cap companies tend to be relatively early on in their operating histories, external rating companies may be unable to find ESG data for such companies.Securities lending. The fund may lend securities (up to one-third of total assets) to approved institutions, such as registered broker-dealers, pooled investment vehicles, banks and other financial institutions. In connection with such loans, the fund receives liquid collateral in an amount that is based on the type and value of the securities being lent, with riskier securities generally requiring higher levels of collateral.